Share-Based Compensation - Additional Information (Detail) - USD ($)				1 Months Ended				6 Months Ended		12 Months Ended
	Apr. 04, 2022	Mar. 17, 2022	Mar. 17, 2015	Apr. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 17, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value, per share	$ 5.76							$ 9.24
Share-based compensation costs								$ 475,692	$ 575,849
Total compensation cost not yet recognized								$ 33,418	0
Vesting period								3 months
Share-based compensation costs								$ 4,640	$ 34,926
Share based compensation options exercisable								310,856
weighted average exercise price of share options exercisable								$ 21.37		$ 21.37
weighted-average remaining contractual term of options outstanding								2 years 4 months 24 days		2 years 7 months 28 days
Granted during the period	10,000							10,000
Sharebased Compensation Arrangement By Sharebased Payment Award Discounted Percenatge								15.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized								$ 857,827		$ 380,704
Total compensation cost not yet recognized period for recognition								1 year 6 months 18 days		1 year 21 days
2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		75,716
Weighted average value, per share		$ 10.65
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized								$ 52,960
Total compensation cost not yet recognized period for recognition								2 years 9 months 3 days
Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares									7,595
Weighted average option price									$ 7.9
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares					29,295	30,380	29,295
Weighted average value, per share					$ 10.26	$ 7.9	$ 10.26
Share vested, total fair value					$ 311,992	$ 295,294
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares					28,497	91,942
Weighted average value, per share						$ 12.04
Share vested, total fair value					$ 312,612	$ 893,676
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, expiration period								10 months
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares						91,942
Weighted average value, per share					$ 11.06	$ 12.04
Share vested, total fair value						$ 893,676
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		18,314					35,920
Weighted average value, per share							$ 10.26
Executive Chairman [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares							20,048
Non Executive Chairman [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		12,019
Other Non Employee Directors [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		45,383
Two Non Employee Directors [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares				11,538
Share vested, total fair value				$ 161,763